Property and Equipment (Tables)	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
We record property and equipment at cost and depreciate them using the straight-line method over their estimated useful lives as follows:

Useful Life (in years)
Equipment, servers and computers	3 - 5
Furniture and fixtures	5 - 7
Software	3 - 5
Leasehold improvements	Lesser of lease term or useful life
Property and equipment, net including software, consisted of the following:

	December 31,
	2020	2019

	(in thousands)
Servers, equipment and computers	$29,025	$20,167
Furniture and fixtures	3,474	2,700
Software	1,022	965
Leasehold improvements	8,740	6,459
	$42,261	$30,291
Less: Accumulated depreciation and amortization	(22,671)	(16,884)
Property and equipment, net	$19,590	$13,407
Depreciation and amortization expense on property and equipment was as follows:

	Year Ended December 31,
	2020	2019	2018

	(in thousands)
Cost of revenue	$4,252	$3,433	$2,716
Operating expense	2,329	2,350	2,436
Total depreciation and amortization	$6,581	$5,783	$5,152